Investment Objectives and Goals	Mar. 09, 2026
Nicholas Bitcoin and Treasuries AfterDark ETF
Prospectus [Line Items]
Risk/Return [Heading]	Nicholas Bitcoin and Treasuries AfterDark ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Bitcoin and Treasuries AfterDark ETF’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Nicholas Bitcoin Tail ETF
Prospectus [Line Items]
Risk/Return [Heading]	Nicholas Bitcoin Tail ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Bitcoin Tail ETF’s (the “Fund”) investment objective is to seek long-term capital appreciation.